Debt (Narrative) (Details) - USD ($)		1 Months Ended				12 Months Ended
	Feb. 09, 2015	Jul. 31, 2017	May 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Amount drawn from revolving credit facility		$ 10,000,000	$ 5,000,000	$ 10,000,000	$ 50,000,000
Borrowings, interest rate	5.75%				6.50%
Revolving credit facility		$ 75,000,000				$ 30,201,000	$ 49,639,000
Revolving credit facility, fee						2,700,000
Umamortized transaction costs						100,000
Proceeds from convertible debentures	$ 75,000,000
Conversion price						$ 6.55
Description of conversion of debt to equity						Conversion rate of 152.6718 common shares per $1,000 principal amount of the debentures.
Description of convertible debenture redemption						The 5.75% convertible debentures are not redeemable prior to February 28, 2018. On and after February 28, 2018 and prior to February 28, 2020, the 5.75% convertible debentures may be redeemed by the Company, in whole or in part from time to time, on not more than 60 days and not less than 30 days prior notice, at a redemption price equal to their principal amount plus accrued and unpaid interest, if any, up to but excluding the date set for redemption, provided the simple average of the daily volume-weighted average trading price of the common shares for the 20 consecutive trading days ending five trading days prior to the date on which notice of redemption is provided is at least 125% of the conversion price.